Interim Condensed Consolidated Statements of Cash Flows (unaudited) - CAD ($) $ in Millions		3 Months Ended
		Jan. 31, 2022	Jan. 31, 2021
Cash flows from operating activities
Net income		$ 4,095	$ 3,847
Adjustments for non-cash items and others
Provision for credit losses		105	110
Depreciation		313	314
Deferred income taxes		227	332
Amortization and impairment of other intangibles		339	320
Net changes in investments in joint ventures and associates		(28)	(24)
Losses (Gains) on investment securities		(15)	(41)
Adjustments for net changes in operating assets and liabilities
Insurance claims and policy benefit liabilities		157	539
Net change in accrued interest receivable and payable		(11)	(221)
Current income taxes		(2,718)	279
Derivative assets		3,222	2,571
Derivative liabilities		(3,337)	(3,856)
Trading securities		(10,285)	(11,952)
Loans, net of securitizations		(22,864)	(11,375)
Assets purchased under reverse repurchase agreements and securities borrowed		(4,223)	1,982
Obligations related to assets sold under repurchase agreements and securities loaned		2,808	676
Obligations related to securities sold short		3,703	3,284
Deposits, net of securitizations		42,011	42,664
Brokers and dealers receivable and payable		2,013	(1,138)
Other		(7,078)	2,502
Net cash from (used in) operating activities		8,434	30,813
Cash flows from investing activities
Change in interest-bearing deposits with banks		16,218	5,282
Proceeds from sales and maturities of investment securities		23,101	29,673
Purchases of investment securities		(28,664)	(33,181)
Net acquisitions of premises and equipment and other intangibles		(590)	(429)
Net cash from (used in) investing activities		10,065	1,345
Cash flows from financing activities
Issuance of subordinated debentures		1,000	1,000
Repayment of subordinated debentures		0	(1,500)
Issue of common shares, net of issuance costs		31	31
Common shares purchased for cancellation		(1,214)	0
Issue of preferred shares and other equity instruments, net of issuance costs		749	1,247
Sales of treasury shares and other equity instruments		1,672	949
Purchases of treasury shares and other equity instruments		(1,671)	(826)
Dividends paid on shares and distributions paid on other equity instruments		(1,608)	(1,613)
Dividends/distributions paid to non-controlling interests		(1)	(1)
Change in short-term borrowings of subsidiaries		0	(7)
Repayment of lease liabilities		(163)	(146)
Net cash from (used in) financing activities		(1,205)	(866)
Effect of exchange rate changes on cash and due from banks		23	(592)
Net change in cash and due from banks		17,317	30,700
Cash and due from banks at beginning of period	[1]	113,846	118,888
Cash and due from banks at end of period	[1]	131,163	149,588
Amount of interest paid		1,771	2,134
Amount of interest received		6,826	6,779
Amount of dividends received		867	655
Amount of income taxes paid		$ 3,679	$ 1,026

[1]	We are required to maintain balances with central banks and other regulatory authorities. The total balances were $2 billion as at January 31, 2022 (October 31, 2021 – $2 billion; January 31, 2021 – $3 billion; October 31, 2020 – $3 billion).